INVESTMENTS IN DEBT AND EQUITY SECURITIES (Equity instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities	$ 14,512	$ 19,374
Equity securities pledged to creditors	13,032	9,007
Frontline
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities	13,032	9,007
NorAm Drilling
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities	1,480	1,484
ADS Maritime Holding
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities	$ 0	$ 8,883